Summary of Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue by Geographic Market (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Disaggregates the Group’s Revenue by Geographic Market [Line Items]
Net revenue	$ 5,412,757	$ 4,543,585
China Domestic Market [Member]
Schedule of Disaggregates the Group’s Revenue by Geographic Market [Line Items]
Net revenue	4,278,052	3,829,374
Overseas Market [Member]
Schedule of Disaggregates the Group’s Revenue by Geographic Market [Line Items]
Net revenue	$ 1,134,705	$ 714,211